Trade and Other Payables - Disclosure of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	$ 41,827	$ 31,262
Trade related accruals	30,621	18,635
Payroll and related benefits	28,162	21,427
Estimated Triggered Tax Adjustment and Working Capital Adjustment payable, net	12,570	0
NSR royalty liabilities	1,147	0
Environmental duty and net mineral sales proceeds tax	3,281	2,156
Other accrued liabilities	3,058	2,522
Total trade and other payables	$ 120,666	$ 76,002